Stockholders' Equity (Details 2) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at the Beginning		100,137
Number of Shares, Outstanding at the End	100,137	1,829,137	1,829,137
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at the Beginning	0	275,137	0
Shares, Assumed through Recapitalization	175,000
Number of Shares, Granted	100,137	1,779,000
Number of Shares, Exercised	0	0
Number of Shares, Forfeited	0	(50,000)
Number of Shares, Outstanding at the End	275,137	2,004,137	2,004,137
Number of Shares, Vested and expected to vest	275,137	20,044,137	20,044,137
Number of Shares, Exercisable	175,000	195,000	195,000
Weighted Average Exercise Price, Outstanding at Beginning	$ 0	$ 0.48	$ 0
Weighted Average Exercise Price, Assumed through Recapitalization	0.17
Weighted Average Exercise Price, Granted	1.02	1.37
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Forfeited	0	(1.23)
Weighted Average Exercise Price, Outstanding at the End	0.48	1.25	1.25
Weighted Average Exercise Price, Vested and expected to vest	0.48	1.25	1.25
Weighted Average Exercise Price, Exercisable	$ 0.17	$ 0.28	$ 0.28
Weighted Average Remaining Contractual Life,, Assumed through Recapitalization	2 years 4 months 17 days
Weighted Average Remaining Contractual Life, Granted	9 years 11 months 26 days	9 years 9 months 14 days
Weighted Average Remaining Contractual Life, Outstanding	5 years 1 month 24 days	9 years 1 month 28 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 1 month 24 days	9 years 1 month 28 days
Weighted Average Remaining Contractual Life, Exercisable	2 years 4 months 17 days	2 years 8 months 12 days
Average Intrinsic Value, Outstanding at the End	$ 157,000	$ 498,300	$ 498,300
Average Intrinsic Value, Vested and expected to vest	157,000	498,300	498,300
Average Intrinsic Value, Exercisable	$ 154,000	$ 238,750	$ 238,750